EMPLOYEE BENEFIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Classes of employee benefits expense [abstract]
Schedule of Total Employee Benefit Expenses

(in millions of Euros)	Notes	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Wages and salaries		(994)	(889)	(872)
Pension costs - defined benefit plans	25	(19)	(20)	(21)
Other post-employment benefits	25	(9)	(6)	(6)
Share-based compensation	31	(16)	(12)	(8)
Total employee benefit expenses		(1,038)	(927)	(907)